[AVONDALE LOGO]
                               TOTAL RETURN FUND



October 11, 1996

Dear Fellow Shareholder:

What a difference a year makes! 1995 was an almost uninterrupted joy ride. The Dow moved from, roughly, 3800 to a December close in the 5100 area. 1996, on the other hand, has so far been flat in the first quarter, spent the first month of the second quarter in a strong downtrend, rallied for May, flat in June, and was dramatically downward in the first half of July. We looked at that latter period as a cleansing wash.

Avondale Total Return Fund's fiscal six-month period (September 30, 1996) was a far cry from the fiscal year-end which showed a total return performance of 26.67% -- certainly rewarding for a Fund which carried over 28% in cash and fixed income securities.

The period mirrored the lower level of enthusiasm witnessed in the entire market. So far this year, all indices significantly trail last year's exceptionally strong record. Avondale, with its heavier growth bias in its stock holdings and shorter-than-the-index bond maturity schedule was, at quarter end, about 4% behind the combined stock and bond indices, but still positive by 2.5%.

Large capitalization stocks appeared to be the strongest market group -- which was certainly reflected in both the Dow Jones and S&P indices. As this cycle matures, I would expect the high capitalization stocks to show a weaker-than-market performance. The counter argument, also quite valid, is that high-capitalization stocks will continue to be favored because it is the only arena where many of the largest investment pools can find liquidity. The favorite phrase of the really bullish brigade is, "there will never be another down period" -- take six aspirin and call when you wake up.

We will continue to rely on our two-phased research approach -- a blend of both fundamental and technical analysis -- to guide our way. While we are not heading for the sidelines, we have recently raised some additional cash. Be assured that we continue to employ the same strict discipline on the sell side, which has been our firm's consistent hallmark for more than a quarter century.

                                                  Sincerely,

                                                  /s/ Herbert R. Smith

                                                  Herbert R. Smith, Chairman/CEO
                                                  Herbert R. Smith, Incorporated
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PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 77.9%                           Market Value
--------------------------------------------------------------------------------
                     Banks: 5.9%
       8,700         Countrywide Credit Industries, Inc............  $ 222,937
       5,034         First Commercial Corp.........................    173,988
       2,300         Nationsbank Corp..............................    199,813
                                                                     ---------
                                                                       596,738
                                                                     ---------
                     Beverages - Soft Drink: 2.3%
       4,600         Coca-Cola Co..................................    234,025
                                                                     ---------

                     Building - Heavy Construction: 1.7%
       2,800         Fluor Corp....................................    172,200
                                                                     ---------

                     Chemicals: 2.0%
       9,000         M. A. Hanna Co................................    205,875
                                                                     ---------

                     Computer Services: 6.8%
       8,900         Exar Corp. (a)................................    127,938
       5,200         First Data Corp...............................    424,450
      12,500         General DataComm Industries, Inc. (a).........    140,625
                                                                     ---------
                                                                       693,013
                                                                     ---------
                     Computers: 3.6%
       6,200         Bell & Howell Co. (a).........................    196,850
       1,400         IBM Corp......................................    174,300
                                                                     ---------
                                                                       371,150
                                                                     ---------
                     Computers - Peripheral Equipment: 2.1%
       3,400         U.S. Robotics, Inc............................    219,725
                                                                     ---------

                     Consumer Products: 3.2%
       3,600         General Electric Co...........................    327,600
                                                                     ---------

                     Diversified Operations: 2.0%
       4,800         Tyco International, Ltd.......................    207,000
                                                                     ---------
See accompanying "Notes to Financial Statements."
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PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                     Drugs: 10.2%
       1,400         Bristol-Myers/Squibb Co......................  $  134,925
       8,500         Carrington Labs, Inc. (a)....................     187,000
       4,800         Johnson & Johnson............................     246,000
       3,200         Pfizer, Inc..................................     253,200
       3,600         Schering-Plough Corp.........................     221,400
                                                                    ----------
                                                                     1,042,525
                                                                    ----------
                     Electronics Instrumentation: 3.8%
       5,200         Kent Electronics Corp. (a)...................     112,450
      21,600         Kollmorgen Corp..............................     272,700
                                                                    ----------
                                                                       385,150
                                                                    ----------
                     Entertainment: 2.1%
       3,400         The Walt Disney Co...........................     215,475
                                                                    ----------

                     Finance - Leasing Company: 2.0%
       4,600         AT&T Capital Corp............................     206,425
                                                                    ----------

                     Health Care: 0.4%
       1,000         PhyCor, Inc..................................      38,062
                                                                    ----------

                     Hotel/Motel: 7.0%
       5,600         Doubletree Corp. (a).........................     223,300
      10,312         La Quinta Motor Inns, Inc....................     201,084
       5,200         Marriott International, Inc..................     286,650
                                                                    ----------
                                                                       711,034
                                                                    ----------
                     Industrial Machinery: 2.0%
       6,400         Toro Co......................................     212,800
                                                                    ----------

                     Insurance: 3.4%
       5,400         American RE Corp.............................     342,900
                                                                    ----------

                     Life / Health Insurance: 1.9%
       2,700         Transamerica Corp............................     188,663
                                                                    ----------
See accompanying "Notes to Financial Statements."
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PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                     Manufacturing - Diversified: 2.1%
       7,700         Pall Corp....................................  $  217,525
                                                                    ----------

                     Oil Company - Exploration & Production: 1.0%
       2,000         Louisiana Land and Exploration Co............     105,250
                                                                    ----------

                     Oil-Energy: 1.7%
       1,500         Mobil Corp...................................     173,625
                                                                    ----------

                     Pipelines: 2.2%
       6,500         Panenergy Corp...............................     225,062
                                                                    ----------

                     Recycling - Metal: 0.6%
       7,000         Covol Technologies, Inc......................      57,750
                                                                    ----------

                     Restaurants: 1.3%
       2,700         McDonald's Corp..............................     127,912
                                                                    ----------

                     Telecommunications Equipment: 0.8%
       4,000         IPC Information Systems (a)..................      83,000
                                                                    ----------

                     Toys/Games: 2.0%
       7,813         Mattel, Inc..................................     202,148
                                                                    ----------

                     Utilities/Electric: 3.8%
       3,900         Duke Power Co................................     181,838
       5,100         Oklahoma Gas & Electric Co...................     204,000
                                                                    ----------
                                                                       385,838
                                                                    ----------

                     Total Common Stock (cost $6,079,407).........   7,948,470
                                                                    ----------
See accompanying "Notes to Financial Statements."
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
PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------
Principal Amount     BONDS: 16.8%                                                                     Market Value
------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Notes: 7.4%
    $700,000         5.875%, 7/31/1997.......................................................          $   701,093
      50,000         7.125%, 2/29/2000.......................................................               51,156
                                                                                                       -----------
                                                                                                           752,249
                                                                                                       -----------
                     Agencies: 7.7%
     100,000         FHLMC, 7.770%, 3/6/2002.................................................              101,118
     100,000         FNMA, 6.150%, 11/6/1998.................................................               99,431
     150,000         FNMA, 5.300%, 12/10/1998................................................              147,287
     250,000         FNMA, 6.375%, 10/13/2000................................................              247,246
     192,198         FNMA Balloon, 7.500%, 8/1/2002..........................................              194,562
                                                                                                       -----------
                                                                                                           789,644
                                                                                                       -----------
                     Corporate: 1.7%
      75,000         Associates Corp., 6.750%, 10/15/1999....................................               75,265
      25,000         IBM, 6.375%, 6/15/2000..................................................               24,739
      75,000         Pfizer, Inc., 6.500%, 2/1/1997..........................................               75,221
                                                                                                       -----------
                                                                                                           175,225
                                                                                                       -----------

                     Total Bonds (cost $1,721,270)...........................................            1,717,118
                                                                                                       -----------

                     SHORT-TERM INVESTMENTS: 5.1%
------------------------------------------------------------------------------------------------------------------
                     Repurchase Agreement: 2.1%
     210,000         Star Bank Repurchase Agreement, 5.30%, dated 9/30/1996, due
                     10/1/1996 collateralized by $230,000 GNMA, 7.0%, due 1/20/2024
                     (value of collateral is $230,791) (proceeds $210,031) (cost $210,000)...              210,000
                                                                                                       -----------

                     Money Market Fund: 3.0%
     305,349         Star Treasury Cash Management, 4.71%, 4/1/1997 (cost $305,349)..........              305,349
                                                                                                       -----------

                     Total Short-Term Investments (cost $515,349)............................              515,349
                                                                                                       -----------

                     Total Investment in Securities (cost $8,316,026*): 99.8%................           10,180,937
                     Other Assets less Liabilities: 0.2%.....................................               16,842
                                                                                                       -----------
                     Net Assets: 100.0%......................................................          $10,197,779
                                                                                                       ===========

See accompanying "Notes to Financial Statements."
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PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------
(a) Indicates security on which no cash dividends were paid.

*Cost for federal income tax purposes is the same.

Net unrealized appreciation consists of:
         Gross unrealized appreciation............................ $ 2,070,227
         Gross unrealized depreciation............................    (205,316)
                                                                   -----------
                     Net unrealized appreciation.................. $ 1,864,911
                                                                   ===========
See accompanying "Notes to Financial Statements."
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
STATEMENT OF ASSETS AND LIABILITIES at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $8,316,026) (Note 2-A) .............        $10,180,937
      Cash.....................................................................................                123
      Receivables:
            Dividends and interest.............................................................             30,280
            Subscriptions......................................................................              1,000
      Prepaid expenses ........................................................................             16,622
                                                                                                       -----------
                  Total assets ................................................................         10,228,962
                                                                                                       -----------

LIABILITIES
      Payables:
            Redemptions........................................................................              6,300
            Dividends..........................................................................             23,110
      Accrued expenses ........................................................................              1,773
                                                                                                       -----------
                  Total liabilities ...........................................................             31,183
                                                                                                       -----------
NET ASSETS  ...................................................................................        $10,197,779
                                                                                                       ===========
      Net asset value, offering and redemption price per share
            ($10,197,779/377,803 shares outstanding;
            unlimited number of shares authorized without par value) ........................          $     26.99
                                                                                                       ===========

SOURCE OF NET ASSETS
      Paid-in capital .........................................................................        $ 8,450,194
      Undistributed net investment income......................................................                163
      Accumulated net realized loss on investments ............................................           (117,489)
      Net unrealized appreciation of investments ..............................................          1,864,911
                                                                                                       -----------
            Net assets ........................................................................        $10,197,779
                                                                                                       ===========

See accompanying "Notes to Financial Statements."
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
STATEMENT OF OPERATIONS - For the Six Months Ended September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest  .........................................................................          $  72,791
            Dividends   .......................................................................             49,654
                                                                                                         ---------
                  Total investment income  ....................................................            122,445
                                                                                                         ---------
      Expenses
            Investment management fees (Note 3)  ..............................................             35,397
            Administration fee (Note 3)  ......................................................             15,041
            Custodian and accounting fees  ....................................................              8,741
            Transfer agent fees  ..............................................................              3,259
            Auditing fees  ....................................................................              6,017
            Legal fees  .......................................................................                566
            Insurance  ........................................................................              2,999
            Shareholder reports ...............................................................              1,132
            Trustees' fees  ...................................................................              1,690
            Miscellaneous  ....................................................................              1,879
                                                                                                         ---------
                  Total expenses  .............................................................             76,721
                                                                                                         ---------
                        Net investment income .................................................             45,724
                                                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions.............................................           (117,521)
      Net change in unrealized appreciation on investments.....................................            296,887
                                                                                                         ---------
                  Net realized and unrealized gain on investments..............................            179,366
                                                                                                         ---------
                        Net increase in net assets resulting from operations...................          $ 225,090
                                                                                                         =========

See accompanying "Notes to Financial Statements."
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
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months         Year Ended
                                                                                  Ended September       March 31,
                                                                                     30, 1996*            1996
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income     ................................................         $    45,724          $   85,939
Net realized gain (loss) from security transactions  .....................            (117,521)          1,164,049
Net change in unrealized appreciation on investments .....................             296,887             601,115
                                                                                   -----------          ----------
      Net increase in net assets resulting from operations  ..............             225,090           1,851,103
                                                                                   -----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...............................................             (46,519)            (85,296)
From realized gains ......................................................            (468,504)           (545,369)
                                                                                   -----------          ----------
      Total dividends and distributions ..................................            (515,023)           (630,665)
                                                                                   -----------          ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
      outstanding shares (a)..............................................             696,669           1,635,207
                                                                                   -----------          ----------
      Total  increase in net assets.......................................             406,736           2,855,645

NET ASSETS
Beginning of period.......................................................           9,791,043           6,935,398
                                                                                   -----------          ----------
End of period (including undistributed net investment income of
       $163 and $958, respectively).......................................         $10,197,779          $9,791,043
                                                                                   ===========          ==========

(a) A summary of capital share transactions is as follows:

                                                              Six Months Ended                   Year Ended
                                                             September 30, 1996*               March 31, 1996
                                                          ------------------------        ------------------------
                                                           Shares          Value           Shares          Value
                                                          -------       ----------        -------       ----------
Shares sold ......................................         40,871       $1,130,085         66,460       $1,814,618
Shares issued in reinvestment of distributions....         18,351          491,912         21,687          598,280
Shares redeemed...................................        (34,154)        (925,328)       (29,486)        (777,691)
                                                          -------       ----------        -------       ----------
Net increase......................................         25,068       $  696,669         58,661       $1,635,207
                                                          =======       ==========        =======       ==========

*Unaudited.

See accompanying "Notes to Financial Statements."
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
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                                Years Ended March 31,
                                                        ----------------------------------------------------------------------------
                                        Sept. 30, 1996*       1996          1995          1994          1993           1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  27.76         $  23.58      $  22.93      $  24.78      $  24.19       $  22.44
Income from investment operations:
      Net investment income                     .12              .27           .23           .26           .46            .51
      Net realized and unrealized gain
            (loss) on investments               .51             6.00          1.49          (.44)         1.62           1.92
                                           --------         --------      --------      --------      --------       --------
Total from investment operations                .63             6.27          1.72          (.18)         2.08           2.43
                                           --------         --------      --------      --------      --------       --------
Less distributions:
      From net investment income               (.13)            (.27)         (.23)         (.35)         (.49)          (.68)
      From net capital gains                  (1.27)           (1.82)         (.84)        (1.32)        (1.00)           -0-
                                           --------         --------      --------      --------      --------       --------
Total distributions                           (1.40)           (2.09)        (1.07)        (1.67)        (1.49)          (.68)
                                           --------         --------      --------      --------      --------       --------
Net asset value, end of period             $  26.99         $  27.76      $  23.58      $  22.93      $  24.78       $  24.19
                                           ========         ========      ========      ========      ========       ========

Total return                                   4.62%+          26.67%         7.82%        (0.82)%        9.19%         11.04%

Ratios/supplemental data:
Net assets, end of period (millions)       $   10.2         $    9.8      $    6.9      $    7.4      $    7.6       $    7.8
Ratio of expenses to average net assets:
      Before expense reimbursement             1.52%+           1.69%         1.77%         1.83%         1.78%          2.13%
      After expense reimbursement              1.52%+           1.69%         1.77%         1.83%         1.78%          1.96%
Ratio of net investment income to average
      net assets:
      Before expense reimbursement             0.90%+           1.03%         0.96%         1.09%         1.97%          2.00%
      After expense reimbursement              0.90%+           1.03%         0.96%         1.09%         1.97%          2.17%

Portfolio turnover rate                       22.35%           52.25%        52.24%        73.65%       157.64%         59.58%

Average commission rate paid.++            $ 0.0436              -             -             -             -              -

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.

*Unaudited.

See accompanying "Notes to Financial Statements."
10
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                                TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Avondale Total Return Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company.

      The Fund's primary investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in higher quality fixed income debt securities and equity securities. The market value of the Fund's investment portfolio will fluctuate with market conditions and an investor's shares, when redeemed, may be worth more or less than their original cost.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

                  U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

      D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
11
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NOTES TO FINANCIAL STATEMENTS at September 30, 1996 (Unaudited), Continued
--------------------------------------------------------------------------------
NOTE 3 - INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended September 30, 1996, Herbert R. Smith, Incorporated (the "Manager") provided the Fund with investment management services under an Investment Management Agreement. The Manager furnished all investment advice, office space and certain administrative services. As compensation for its services, the Manager receives a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets; 0.60% on the next $300 million of net assets; and 0.50% on net assets exceeding $500 million.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. For the period ended September 30, 1996, the Distributor did not receive any fees from the Fund in connection with its distribution of shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Distributor.


NOTE 4 - PURCHASES AND SALES OF SECURITIES


      For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were $1,933,553 and $938,868, respectively. For the six months ended September 30, 1996, costs from purchases and proceeds from sales of U.S. Government securities were $1,266,339 and $1,096,398, respectively.
12
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                               Investment Manager

                         Herbert R. Smith, Incorporated
                                  1105 Holliday
                           Wichita Falls, Texas 76301


                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743


                                    Auditors

                              Tait, Weller & Baker
                         2 Penn Center Plaza, Suite 700
                        Philadelphia, Pennsylvania 19102


                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


                This report is intended only for the information
                 of shareholders or those who have received the
                prospectus covering shares of beneficial interest
                  of Avondale Total Return Fund, which contains
             information about the management fee and other costs.



                                [AVONDALE LOGO]
                               TOTAL RETURN FUND


                               SEMI-ANNUAL REPORT

                               September 30, 1996
16